Convertible loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of convertible loan from third parties

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Convertible loan from noteholders	368	-	-
Convertible loans	1,950	-	-
Debt issuance cost	(15)	-	-
	2,303	-	-
Less: Current portion	(2,303)	-	-
Non-current portion	-	-	-

Schedule of convertible loan

The convertible loans as of December 31, 2024 and 2023 are set out below:

						2023	2024	2024
Loan	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (S$’000)	Carrying amount (US$’000)
Unsecured fixed rate convertible loans	SGD	24-month	5%	Nil	-	1,935	-	-